UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22317

Investment Company Act file number

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss

Bank of America Capital Advisors LLC

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for Service)

Registrant's telephone number, including area code: (866) 637-2587

Date of fiscal year end: 3/31/2012

Date of reporting period: 3/31/2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS (TI 2), LLC

Financial Statements

With Report of Independent Registered Public Accounting Firm

Year Ended March 31, 2012

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Financial Statements

Year Ended March 31, 2012

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling (866) 637-2587.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 921-7951 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 637-2587, and on the Commission’s website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC (the "Fund") at March 31, 2012, and the results of its operations , its cash flows, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers

May 30, 2012

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017

T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Statement of Assets and Liabilities

March 31, 2012

ASSETS

Investment in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, at fair value	$6,576,048
Redemption receivable from investment in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	278,787
Cash and cash equivalents	112,560
Due from Adviser (see Note 2c)	66,377
Other assets	2,813

Total Assets	7,036,585

LIABILITIES

Repurchase of Members' units payable	297,862
Professional fees payable	52,334
Management fee payable	8,399
Administration fees payable	5,375
Servicing fees payable	4,200
Other liabilities	3,119

Total Liabilities	371,289

Composition of Net Assets

Paid-in Capital	$6,272,515
Accumulated net investment loss*	(47,867)
Accumulated net realized loss on investment transactions*	253,790
Accumulated net unrealized appreciation on investment	186,858
Net Assets	6,665,296

Net Asset Value Per Unit (based on 6,524.395 units outstanding)	$1,021.596

*Attributable to the period from January 1, 2012 through March 31, 2012. Prior to January 1, 2012, net assets included net subscriptions, cumulative net investment income/(loss), cumulative net realized gain/(loss), and accumulated unrealized appreciation from investments in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.

The accompanying notes and attached audited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

2

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Statement of Operations

Year Ended March 31, 2012

NET INVESTMENT LOSS ALLOCATED FROM EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC:
Interest	$21
Expenses	(96,855)
Net investment loss allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	(96,834)

Fund Income:
Interest	12

Fund Expenses:
Professional fees	75,695
Management fee	34,344
Other fees	21,647
Administration fees	21,500
Servicing fees	17,172

Total Fund Expenses	170,358

Net Investment Loss before Expense Limitation Reimbursement	(267,180)
Expense Limitation Reimbursement	92,323

Net Investment Loss	(174,857)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT ALLOCATED FROM EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC

Net realized gain on investment	467,078
Deferred taxes on realized gains	2,256
Net realized gains, net of deferred taxes	464,822
Net change in accumulated unrealized appreciation on investment	(423,420)

Net realized and unrealized gain on investment allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC,net of deferred taxes	41,402

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(133,455)

The accompanying notes and attached audited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

3

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Statement of Changes in Net Assets

	For the year ended March 31, 2012	For the period from July 1, 2010 (commencement of operations) to March 31, 2011

OPERATIONS

Net investment loss	$(174,857)	$(91,131)
Net realized gain on investment, net of deferred taxes	464,822	69,638
Net change in accumulated unrealized appreciation on investment	(423,420)	215,346

Increase (decrease) in net assets resulting from operations	(133,455)	193,853

CAPITAL TRANSACTIONS*

Members' subscriptions	1,135,125	6,181,719
Members' redemptions	(381,480)	(51,675)
Proceeds from units issued	-
Payments for units repurchased	(278,791)

Increase in net assets resulting from capital transactions	474,854	6,130,044

Net Increase in net assets	341,399	6,323,897

NET ASSETS AT BEGINNING OF PERIOD	6,323,897	-

NET ASSETS AT END OF PERIOD	$6,665,296	$6,323,897

*In connection with the TI 2 Fund's conversion to a regulated investment company, the TI 2 Fund's Interests became represented by Units on January 1, 2012 (see Note 1 for additional information).

The accompanying notes and attached audited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

4

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Statement of Cash Flows

Year Ended March 31, 2012

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in net assets resulting from operations	$(133,455)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on
investment allocated from Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC	423,420
Net realized gain on investment allocated from Excelsior
Multi-Strategy Hedge Fund of Funds Master Fund, LLC,
net of deferred taxes	(464,822)
Net investment loss allocated from Excelsior Multi-Strategy
Hedge Fund of Funds Master Fund, LLC	96,834
Purchases of investment in Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC	(1,039,648)
Proceeds from sales of investment in Excelsior Multi-Strategy Hedge
Fund of Funds Master Fund, LLC	433,157
Decrease in operating assets:
Due from Adviser	53,547
Other assets	4,007
Increase (decrease) in operating liabilities:
Management fee payable	(9,894)
Professional fees payable	6,128
Administration fees payable	5,375
Servicing fees payable	388
Other liabilities	(310)

Net Cash Used in Operating Activities	(625,273)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from members' subscriptions/sales of units	1,026,900
Payments for members' withdrawals/units repurchased	(414,084)

Net Cash Provided by Financing Activities	612,816

Net decrease in cash and cash equivalents	(12,457)
Cash and cash equivalents at beginning of year	125,017

Cash and Cash Equivalents at End of Year	$112,560

The accompanying notes and attached audited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

5

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Financial Highlights

The following represents per unit data and certain ratios to average net assets, total return, and other supplemental information for the periods indicated:

For the period from January 1, 2012 to March 31, 2012*
Per Unit Operating Performance
Beginning net asset value	$988.516
Net increase in net assets resulting from operations:
Net investment loss	(7.042)
Net realized and unrealized gain on investment allocated from Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC	40.122
Net change in net assets resulting from operations	33.080
Ending net asset value	$1,021.596

	For the year ended March 31, 2012 *	For the period from July 1, 2010 (commencement of operations) to March 31, 2011**

Net assets, end of period	$6,665,296	$6,323,897
Ratio of net investment loss to average net assets (a) (b)	(2.58)%	(1.94)%
Ratio of total expenses before tax expense to average net assets (b) (c) (d) (e)	3.90%	4.51%
Ratio of total expenses to average net assets (b) (c) (d)	3.93%	4.51%
Ratio of net expenses to average net assets (b) (c)	2.58%	1.96%
Total return (f)	(1.77)%	4.00%

*	The TI 2 Fund was reorganized to a regulated investment company for tax purposes on January 1, 2012. Prior to January 1, 2012, the interests in the TI 2 Fund were not unitized.
**	The ratios and total return for this period have not been annualized.
(a)	The ratio reflects the income and expenses including the TI 2 Fund’s proportionate share of income and expenses of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.
(b)	Average net assets is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	The ratio reflects the direct expenses, excluding placement fees, if any, and includes the TI 2 Fund’s proportionate share of the expenses of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC.
(d)	The ratio is before any expense limitation reimbursement per the Expense Limitation Agreement.
(e)	The ratio is before the current and deferred income tax provision or benefit related to the net investment income/loss and realized and unrealized gain or loss from the TI 2 Fund's proportionate share of Excelsior Multi-Strategy 1099 Blocker Fund, LLC's income tax expense.

(f)	Total return assumes a purchase of a unit (or an interest) in the TI 2 Fund on the first day and a sale of a unit (or an interest) on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member’s return may vary from these returns based on the timing of Member subscriptions and redemptions.

The accompanying notes and attached audited financial statements of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

6

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements

March 31, 2012

1. Organization

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC (the "TI 2 Fund") was organized as a limited liability company under the laws of Delaware on July 24, 2009, and commenced operations on July 1, 2010. The TI 2 Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The TI 2 Fund’s investment objective is to seek capital appreciation. The TI 2 Fund pursues its investment objective by investing substantially all of its assets in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC (the “Company”), a non-diversified, closed-end management investment company that is registered under the 1940 Act. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of private investment funds (the “Portfolio Funds”) that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the investment objectives of the Company or the TI 2 Fund will be achieved. The investment managers of the Portfolio Funds in which the Company invests generally conduct their investment programs through these Portfolio Funds. The Company invests in the Portfolio Funds as a limited partner or member along with other investors.

Prior to January 1, 2012, the TI 2 Fund was taxed as a partnership. Effective January 1, 2012, the TI2 Fund is treated as an association taxable as a corporation and intends to qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code, as amended, for tax purposes (the “RIC Conversion”). Prior to the RIC Conversion, members in the TI 2 Fund (“Members”) held limited liability company interests (“Interests”) in the TI 2 Fund that were not unitized for financial reporting purposes. Upon the RIC Conversion, Interests became represented by units (“Units”), and each Member in the TI 2 Fund was issued Units with an aggregate net asset value (“NAV”) equivalent to the NAV of the Interests previously held by such Member. Upon RIC Conversion, the TI 2 Fund issued 6.797.288 Units with an aggregate value of $6,719,227 to Members in the TI 2 Fund.

The financial statements of the Company, including the Company's Schedule of Investments, are attached to this report and should be read in conjunction with the TI 2 Fund’s financial statements. The percentage of the Company’s net assets owned by the TI 2 Fund at March 31, 2012 was 1.70%.

Bank of America Capital Advisors LLC (the “Adviser”) serves as the investment adviser of the Company and the management services provider of the TI 2 Fund. The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and is registered under the Investment Advisers Act of 1940, as amended. Bank of America is a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina. The Adviser provides various management and administrative services to the Company and the TI 2 Fund.

7

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements (continued)

March 31, 2012

The TI 2 Fund’s Board of Managers (the “Board”) has overall responsibility to manage and supervise the operations of the TI 2 Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the TI 2 Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the TI 2 Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation. The Board has engaged the Adviser to manage the day-to-day operations of the TI 2 Fund.

Subscriptions for Units in the TI 2 Fund by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. The TI 2 Fund may, from time to time, offer to repurchase Units from its Members pursuant to written tenders by the Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the TI 2 Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the TI 2 Fund offer to repurchase Units from Members four times each year, effective as of the last day of each calendar quarter. Members can transfer or assign Units only under certain limited circumstances. Member repurchases are recognized as liabilities when the amount becomes fixed. This generally will occur on the last day of a fiscal period. Prior to January 1, 2012, as of the last day of each calendar month, the TI 2 Fund allocated net profits or losses for that month to the capital accounts of all Members, in proportion to their respective opening capital account balances for such period (after taking into account any capital contributions deemed to be made as of the first day of such period).

2. Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the TI 2 Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

b. Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“ASU 2011-04”). ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of ASU 2011-04 is currently being assessed but is not expected to have a material impact on the TI 2 Fund’s financial statements.

8

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements (continued)

March 31, 2012

c. Fund Expenses

The TI 2 Fund bears its own expenses and, indirectly, bears a pro rata portion of the Company’s expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the TI 2 Fund’s and the Company’s administrator; costs of insurance; management fees and advisory fees; the fees and travel expenses and other expenses of the TI 2 Fund’s and the Company’s Boards; all costs with respect to communications regarding the TI 2 Fund’s and the Company’s transactions between the Adviser and any custodian or other agent engaged by the TI 2 Fund; and other types of expenses approved by the TI 2 Fund’s or the Company’s Boards. Expenses, including incentive fees and allocations, allocated to the Company attributable to its investments in the Portfolio Funds are not broken out separately on the accompanying Statement of Operations of the TI 2 Fund, and are not included in the expense ratios shown in the accompanying Financial Highlights of the TI 2 Fund. The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the accompanying Statement of Operations.

The Adviser and the TI 2 Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser will, subject to possible reimbursement by the TI 2 Fund as described below, waive fees or pay or absorb expenses of the TI 2 Fund (including the TI 2 Fund’s share of the ordinary operating expenses of the Company, but excluding any fees, expenses and incentive allocations of the Portfolio Funds) to the extent necessary to limit the ordinary operating expenses of the TI 2 Fund (including the TI 2 Fund’s share of the ordinary operating expenses of the Company, but excluding taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the TI 2 Fund and the Company) to 2.34% per annum of the TI 2 Fund’s average monthly net assets (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the TI 2 Fund’s expenses, the TI 2 Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the fee was waived or the expense was paid or absorbed, and will reimburse the Adviser such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the TI 2 Fund’s annualized ordinary operating expenses to exceed the Expense Limitation in effect at the time that the fee was waived or the expense was paid or absorbed. The Expense Limitation Agreement was initially in effect until December 31, 2010 and automatically continues in effect from year to year unless terminated by the Adviser or the TI 2 Fund. Neither the Adviser nor the TI 2 Fund has terminated the Expense Limitation Agreement at December 31, 2010.

9

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements (continued)

March 31, 2012

At March 31, 2011, the cumulative expenses over the Expense Limitation that had not yet been paid by the Adviser totaled $119,924. The amount was recorded as a receivable in the Statement of Assets and Liabilities at March 31, 2011, but was settled prior to March 31, 2012. For the year ended March 31, 2012, the TI 2 Fund incurred $269,469 of total expenses, $253,794 of which was subject to the Expense Limitation Agreement. The TI 2 Fund was responsible for bearing $161,471 of the total expenses based on the provisions of the Expense Limitation Agreement, resulting in $92,323 of expenses over the Expense Limitation. For the year ended March 31, 2012, the Adviser has reimbursed the TI 2 Fund $25,945 of the total expenses in excess of the Expense Limitation, resulting in an amount due from the Adviser equal to $66,377 at March 31, 2012, which has been recorded as a receivable in the Statement of Assets and Liabilities. The TI 2 Fund will continue to carry forward the reimbursable expenses until they are reimbursed to the Adviser or expire. Of the cumulative reimbursable expense amount in effect at March 31, 2012, $119,924 will expire on March 31, 2014 and $92,323 will expire on March 31, 2015. Reimbursement of expenses carried forward is dependent on future levels of the TI 2 Fund's Net Assets and expenses of the TI 2 Fund and the Company.

d. Income Taxes and Distributions

Through December 31, 2011, the TI2 Fund was taxed as a partnership. Accordingly, no provision for the payment of federal, state or local income taxes was recorded by the TI2 Fund for the period April 1, 2011 through December 31, 2011. The TI2 Fund had a tax year end of December 31, and for each such tax year, each Member was individually required to report on its own tax return its share of the TI2 Fund’s taxable income or loss.

Effective January 1, 2012, the TI2 Fund is treated as an association taxable as a corporation and intends to qualify as a RIC and to distribute substantially all of the TI2 Fund's taxable earnings to its Members. Therefore, no provision for Federal income taxes on income is recorded in the financial statements of the TI2 Fund, other than that allocated to the TI2 Fund from the Company. The ability of the TI 2 Fund to qualify as a RIC is dependent upon the Company's qualification as a RIC. Qualification as a RIC requires that the TI2 Fund meet certain asset diversification, income distribution and nature of gross income requirements. The TI2 Fund is subject to the risk that, due to the investment activities of the Portfolio Funds held by the Company and other factors, it may not so qualify in some periods. Should the TI2 Fund fail to qualify as a RIC, its taxable income would be subject to tax at established corporate rates.

Effective as of January 1, 2012, the TI2 Fund also changed its tax year end from December 31 to October 31.

10

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements (continued)

March 31, 2012

Cost Basis

At March 31, 2012, gross unrealized appreciation and depreciation of investment in the Company by the TI 2 Fund based on cost for federal income tax purposes was as follows:

Cost of Investment	$6,999,468

Gross Unrealized Appreciation	$-
Gross Unrealized Depreciation	(423,420)
Net Unrealized Depreciation	(423,420)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions. As of March 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary loss	$(2,417)
Undistributed long-term capital gains	-
Tax accumulated earnings	(2,417)
Accumulated capital and other losses - Unrealized depreciation	(423,420)
Total accumulated earnings	$(425,837)

Distribution Policy

Effective January 1, 2012, the TI 2 Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") that are applicable to RICs and to distribute substantially all of its net investment income and any net realized gains to its Members. The TI 2 Fund will make distributions of net investment income and capital gains, if any, at least annually, on a calendar year basis. Distributions to Members are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the TI 2 Fund. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. There were no distributions paid to investors during the period from April 1, 2011 through March 31, 2012.

11

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements (continued)

March 31, 2012

The TI 2 Fund has established a program for the automatic reinvestment of distributions in the TI 2 Fund. Unless the TI 2 Fund is informed otherwise, each Member will be enrolled automatically in the reinvestment program. Under the program, when a Member’s distribution is reinvested, additional Units will be issued to that Member in an amount equal in value to the distribution. A Member may, at any time, elect to have dividends or distributions paid in cash, rather than reinvest in additional Units (provided that a minimum account balance of $50,000 as of the date that the TI 2 Fund values Units for repurchase is maintained).

The amount of any dividends the TI 2 Fund pays may vary over time, depending on market conditions, the composition of the Company’s investment portfolio, the expenses borne by the Units, any distributions made to the Company by the underlying Portfolio Funds, and applicable distribution requirements imposed on the Company by Subchapter M under the Code. Nonetheless, the TI 2 Fund cannot guarantee that it will pay any dividends or other distributions.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the TI 2 Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management of the TI 2 Fund is required to analyze tax positions expected to be taken in the TI 2 Fund's tax returns, as defined by statutes of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2012, the TI 2 Fund did not have a liability for any federal income or excise taxes owed with respect to tax years ending on or before December 31, 2011. The TI 2 Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits attributable to these periods will significantly change in the next twelve months. Each of the TI 2 Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

e. Other

Cash and cash equivalents consist of amounts maintained in a Bank of New York Mellon account.

Prior to January 1, 2012, the TI 2 Fund recorded its proportionate share of the Company's investment income, expenses and realized and unrealized gains and losses as allocated by the Company.

The TI 2 Fund issues Units at their offering price, which is equal to the NAV per Unit. The NAV of the TI 2 Fund will be computed as of the close of business on the last day of each month. The TI 2 Fund's NAV is the value of the TI 2 Fund's assets less its liabilities, and its NAV per Unit equals that NAV divided by the number of then issued and outstanding Units.

3. Portfolio Valuation

The net asset value of the TI 2 Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the TI 2 Fund’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

12

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements (continued)

March 31, 2012

The TI 2 Fund records its investment in the Company at fair value. The TI 2 Fund’s investment in the Company is represented by the TI 2 Fund’s proportionate interest in the Company’s net assets at March 31, 2012. The valuation of investments held by the Company is discussed in the notes to the Company’s financial statements, which are attached to this report.

4. Management Fee

The Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the TI 2 Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, pursuant to a management agreement between the TI 2 Fund and the Adviser (the “Management Agreement”), the TI 2 Fund pays the Adviser a quarterly management fee in arrears at an annual rate of 0.50% based on the TI 2 Fund’s net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. For the year ended March 31, 2012, the management fee was $34,344, $8,399 of which was payable as of March 31, 2012.

5. Related Party Transactions and Other

As of March 31, 2012, three Members owned in the aggregate approximately 36.70% of the TI 2 Fund's total Net Assets and are deemed "affiliated persons" (as defined in the 1940 Act) (the "Affiliated Members"). The affiliation between the Affiliated Members and the TI 2 Fund is based solely on the percentage of ownership.

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

The Board is made up of five Managers who are not “interested persons”, as defined by Section 2(a)(19) of the 1940 Act, of the TI 2 Fund (the “Disinterested Managers”). Compensation to the Board is paid and expensed by the Company and allocated pro-rata to the TI 2 Fund. All Disinterested Managers may be reimbursed for expenses of attendance at each meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers.

13

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements (continued)

March 31, 2012

Merrill Lynch, Pierce, Fenner & Smith Incorporated serves as the servicing agent and as the placement agent of the TI 2 Fund (the “Servicing Agent” or the “Placement Agent”). The Servicing Agent is an indirect subsidiary of Bank of America and an affiliate of the Adviser.

The TI 2 Fund has entered into a member servicing agreement with the Servicing Agent to provide (or arrange for provision of) ongoing Member and account maintenance services. As consideration for these services, the TI 2 Fund pays a quarterly servicing fee (the “Servicing Fee”) to the Servicing Agent at an annual rate of 0.25% of the net assets of the TI 2 Fund determined as of the start of business on the first business day of each calendar quarter (after adjustment for any subscriptions effective on that date). For the year ended March 31, 2012, the Servicing Fee was $17,172, of which $4,200 was payable as of March 31, 2012.

Investors may be charged a placement fee (the “Placement Fee”) on Interests placed by the Placement Agent of up to 2.50% of the investment amount. The Placement Fee is paid to the Placement Agent. The Placement Fee may be waived for certain investors.

The TI 2 Fund has retained J. D. Clark & Company (the “Administrator”) to provide accounting and certain administrative and investor services to the TI 2 Fund. The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.

BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) provides custodial services to the TI 2 Fund.

6. Net Assets

Unit transactions for the period January 1, 2012 through March 31, 2012 were as follows:

Units outstanding at beginning of year	-
Units issued upon RIC Conversion	6,797.289
Units issued	-
Units redeemed	(272.894)
Units outstanding at end of year	6,524.395

7. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Portfolio Funds is generally limited to the net asset value of its interest in each Portfolio Fund.

14

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements (continued)

March 31, 2012

Because the Company is a closed-end investment company, Units are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Units at the NAV per Unit, Units are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Company, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Units. Because the Company’s investments in the Portfolio Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Members whose Units are accepted for repurchase also bear the risk that the TI 2 Fund's NAV per Unit may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Units are valued for the purpose of repurchase.

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Among other things liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Portfolio Funds, or unforeseen outflows of cash. This situation may arise due to circumstances outside of the Company's control, such as a general market disruption or an operational problem affecting the Company or third parties, including the Portfolio Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company’s capital investment in the Portfolio Funds can be withdrawn on a limited basis. This may limit the ability of the Company to provide liquidity to the TI 2 Fund, and the TI 2 Fund may not be able to liquidate quickly some of its investment in the Company in order to meet liquidity requirements.

8. Guarantees

In the normal course of business, the TI 2 Fund enters into contracts that provide general indemnifications. The TI 2 Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the TI 2 Fund and, therefore, cannot be established; however, based on experience, the risk of loss from any such claims is considered remote.

9. Subsequent Events

The TI 2 Fund has evaluated all subsequent events through the date on which these financial statements were issued and, except as noted below, has determined that no additional disclosures are required.

15

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Notes to Financial Statements (continued)

March 31, 2012

On March 30, 2012, the TI 2 Fund announced a tender offer to purchase up to $700,000 of outstanding Units from Members. The NAV of the Units will be calculated for this purpose on June 30, 2012. The tender offer expired on April 26, 2012.

On May 4, 2012, the TI 2 Fund paid $264,848 for 272.894 Units repurchased from Members on March 31, 2012.

Subsequent to March 31, 2012, the Adviser reimbursed the TI2 Fund $66,377 of expenses pursuant to the Expense Limitation Agreement. The reimbursement amount is reflected on the Statement of Assets and Liabilities as Due from Adviser.

16

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Fund Management (Unaduited)

March 31, 2012

Information pertaining to the Board and officers of the TI 2 Fund is set forth below:

				Num ber of
	Position(s)	Term of Office		Portfolios in
	Held with the	and Length of	Principal Occupation During Past Five Years and Other	Fund Com plex
Name, Address and Age	Company	Time Served	Directorships Held	Overseen by

Disinterested Managers

Alan Brott c/o Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1942)	Manager	Term Indefinite; Length- since August 2009	Consultant (since 10/91); Associate Professor, Columbia University Graduate School of Business (since 2000); Former Partner of Ernst & Young. Mr. Brott serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC and Grosvenor Registered Multi-Strategy Fund (TE), LLC, and a director of Stone Harbor Investment Funds (3 funds) and Emerging Markets Income Fund.	8

John C. Hover II c/o Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1943)	Manager	Term Indefinite; Length- since August 2009	Former Executive Vice President of U.S. Trust Company (retired since 2000). Mr. Hover serves as a manager of Excelsior Multi- Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi- Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi- Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC and Excelsior Venture Partners III, LLC, and a director of Tw eedy, Brow ne Fund, Inc.	9

Victor F. Imbimbo, Jr. c/o Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1952)	Manager	Term Indefinite; Length- since August 2009	President and CEO of Caring Today, LLC, the publisher of Caring Today Magazine, the leading information resource within the family caregivers market; Former Executive Vice President of TBWA\New York and Former President for North America with TBWA/WorldHealth, a division of TBWA Worldwide, where he directed consumer marketing program development for healthcare companies primarily within the pharmaceutical industry. Mr. Imbimbo serves as a manager of Excelsior Multi- Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi- Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi- Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC and Excelsior Venture Partners III, LLC, and a director of Vertical Branding, Inc.	9

17

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Fund Management (Unaduited) continued

March 31, 2012

Stephen V. Murphy c/o Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1945)	Manager	Term Indefinite; Length- since August 2009	President of S.V. Murphy & Co, Inc., an investment banking firm. Mr. Murphy serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi- Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi- Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi- Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC and Excelsior Venture Partners III, LLC, and a director of The First of Long Island Corporation, The First National Bank of Long Island and former director of Bow ne & Co., Inc. (1/06 to 11/10).	9

Thomas G. Yellin c/o Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1954)	Manager	Term Indefinite; Length- since August 2009	President of The Documentary Group (since 6/06); Former President of PJ Productions (from 8/02 to 6/06); Former Executive Producer of ABC New s (from 8/89 to 12/02). Mr. Yellin serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC and a director of Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC and Grosvenor Registered Multi-Strategy Fund (TE), LLC.	8

Num ber of
Portfolios in
	Position(s)	Term of Office		Fund Com plex
	Held with the	and Length of		Overseen by
Name, Address and Age	Com pany	Time Served	Principal Occupation During Past Five Years	Manager

Officers who are not Managers

Spencer Boggess One Bryant Park New York, NY 10036 (Born 1967)	Chief Executive Officer	Term Indefinite; Length - since August 2009	Managing Director, GWIM Alternative Investments Group, Bank of America (7/07 to present); President and Chief Executive Officer of Bank of America Capital Advisors LLC (4/10 to present); President and Chief Executive Officer of U.S. Trust Hedge Fund Management, Inc.; Portfolio Manager of the Company (7/03 to present).	N/A

Steven L. Suss 225 High Ridge Road Stamford, CT 06905 (Born 1960)	Chief Financial Officer and Treasurer	Term Indefinite; Length - since August 2009	Managing Director, GWIM Alternative Investments Group, Bank of America (7/07 to present); Senior Vice President of Bank of America Capital Advisors LLC (7/07 to present); Director, Chief Financial Officer and Treasurer (10/07 to 3/10) and Senior Vice President (6/07 to 3/10) of U.S. Trust Hedge Fund Management, Inc.; Director (4/07 to 5/08), Senior Vice President (7/07 to 5/08), and President (4/07 to 6/07) of UST Advisers, Inc.; Senior Vice President of U.S. Trust’s Alternative Investment Division (4/07 to 6/07); Chief Financial Officer and Chief Compliance Officer, Heirloom Capital Management, L.P. (5/02 to 9/06).	N/A

18

Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

Fund Management (Unaduited) continued

March 31, 2012

Mohan Badgujar One Bryant Park New York, NY 10036 (Born 1958)	Chief Operating Officer	Term Indefinite; Length - since August 2009	Director, GWIM Alternative Investments Group, Bank of America (7/07 to present); Senior Vice President of Bank of America Capital Advisors LLC (04/10 to present);Vice President of U.S. Trust Hedge Fund Management, Inc. (10/05 to 03/10); Managing Partner of Blue Hill Capital Partners LLC (10/03 to 10/05) (registered investment adviser).	N/A

Marina Belaya 114 W. 47th Street New York, NY 10036 (Born 1967)	Secretary	Term Indefinite; Length - since August 2009	Assistant General Counsel, Bank of America (7/07 to present); Vice President and Senior Attorney of U.S. Trust (2/06 to 6/07); Vice President, Corporate Counsel, Prudential Financial (4/05 to 01/06); Associate, Schulte Roth & Zabel LLP (09/02 to 03/05).	N/A

Fred Wofford 100 Federal Street Boston, MA 02110 (Born 1955)	Chief Compliance Officer	Term Indefinite; Length - since April 2011	Compliance Risk Executive, GWIM Alternative Investments, Bank of America (6/08 to present); Compliance Risk Executive, Columbia Management Advisors and the Columbia Funds, Bank of America (6/05 to 6/08); Head of Operations, Liberty Asset Management, Inc. (now , Banc of America Investment Advisors, Inc.) and the Liberty All-Star Funds, Bank of America/Fleet (3/03 to 5/05).	N/A

All officers of the TI 2 Fund are employees and/or officers of the Adviser.

The Offering Memorandum of the TI 2 Fund includes additional information about the managers of the TI 2 Fund and is available upon request.

19

EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC

Consolidated Financial Statements

With Report of Independent Registered Public Accounting Firm

Year Ended March 31, 2012

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Financial Statements

Year Ended March 31, 2012

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling (866) 637-2587.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 921-7951 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 637-2587, and on the Commission’s website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC and its subsidiary (collectively the "Fund") at March 31, 2012, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2012 by correspondence with the custodian and underlying portfolio funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers

May 30, 2012

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017

T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Consolidated Statement of Assets and Liabilities

March 31, 2012

ASSETS

Investments in Portfolio Funds, at fair value (cost $302,850,576)	$363,926,359
Redemptions receivable from investments in Portfolio Funds	24,048,352
Purchase of investments in Portfolio Funds made in advance	15,680,935
Cash and cash equivalents	9,185,380

Total Assets	412,841,026

LIABILITIES

Member subscriptions for units received in advance	$12,200,000
Repurchase of Members' units payable	11,278,787
Advisory fee payable	962,198
Professional fees payable	358,218
Deferred income tax payable	131,323
Administration fees payable	116,354
Board of Managers' fees payable	50,000
Other liabilities	28,344

Total Liabilities	25,125,224

Composition of Net Assets

Paid-in capital	$313,626,740
Accumulated net investment loss*	(1,758,889)
Accumulated net realized gain on investment transactions*	14,772,167
Accumulated net unrealized appreciation on investments	61,075,783
Net Assets	$387,715,802

Net Asset Value Per Unit (based on 233,921.080 units outstanding)	$1,657.464

*Attributable to the period from January 1, 2012 through March 31, 2012. Prior to January 1, 2012, net assets included net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments in the Portfolio Funds.

The accompanying notes are an integral part of these consolidated financial statements.

2

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Consolidated Schedule of Investments

March 31, 2012

						First
	First			% of	% Ownership	Available
	Acquisition		Fair	Net	of Portfolio	Redemption
Portfolio Funds *	Date	Cost **	Value **	Assets	Funds	Date ***	Liquidity ****

Event Driven/Relative Value Funds
American Durham, L.P. (1)	7/1/2008	$2,607,970	$157,248	0.04%	11.03%	N/A	(2)
Anchorage Capital Partners Offshore, Ltd.	1/1/2012	11,075,753	11,807,709	3.05%	0.22%	N/A	Quarterly
Aristeia Partners, L.P.	4/1/2008	3,537,502	11,985,806	3.09%	5.52%	N/A	Quarterly
Canyon Value Realization Fund, L.P. (1)	7/1/2003	-	1,025,427	0.26%	0.04%	N/A	(2)
COMAC Global Macro Fund, Ltd.	3/1/2012	12,000,000	12,015,708	3.10%	0.29%	N/A	Monthly
Double Black Diamond, Ltd.	1/1/2012	7,304,037	7,487,663	1.93%	0.27%	(3)	Annually
Drake Global Opportunities Fund, L.P. (1)	4/1/2009	-	27,565	0.01%	0.55%	N/A	(4)
DSC Acquisitions, LLC (1)	4/1/2009	37,735	56,118	0.01%	0.46%	N/A	(2)
Farallon Capital Partners, L.P. (1)	11/1/2004	2,709,008	8,206,514	2.12%	0.16%	N/A	(2)
FCOI II Holdings, L.P.	1/1/2012	10,885,167	11,524,477	2.97%	0.35%	N/A	Annually
Garrison Special Opportunity Fund, L.P. (1)	7/1/2009	2,619,133	2,767,417	0.71%	1.11%	N/A	(5)
JANA Partners, L.P. (1)	4/1/2009	108,677	158,869	0.04%	0.21%	N/A	(2)
Lydian SPV Limited (1)	4/1/2009	475	475	0.00%	3.05%	N/A	(5)
Mast Credit Opportunities I, L.P.	6/1/2010	14,000,000	14,509,390	3.74%	7.19%	N/A	Quarterly
Monarch Debt Recovery Fund, Ltd.	1/1/2012	12,860,225	13,285,377	3.44%	1.25%	(6)	Annually
Strategic Value Restructuring Fund L.P. (1)	4/1/2009	954,649	444,802	0.11%	0.08%	N/A	(2)
SVRF (Onshore) Holdings LLC (1)	4/1/2009	554,101	234,435	0.06%	3.37%	N/A	(5)
Vicis Capital Fund (1)	4/1/2009	2,130,943	413,467	0.11%	0.12%	N/A	(4)
Waterfall Eden Fund, L.P. (1)	7/1/2008	5,085,071	1,989,353	0.51%	3.50%	N/A	(2)
Strategy Total		88,470,446	98,097,820	25.30%
Hedged Long/Short Equity Funds
Alydar QP Fund L.P.	4/1/2009	11,877,385	12,921,416	3.33%	2.60%	N/A	Quarterly
Prism Partners III Leveraged, L.P.	7/1/2009	5,000,000	5,883,817	1.52%	1.62%	N/A	Quarterly
SAB Capital Partners, L.P. (1)	4/1/2001	-	353,885	0.09%	0.09%	N/A	(2)
Scopia PX, LLC	9/1/2005	8,000,000	14,579,795	3.76%	3.57%	N/A	Quarterly
Strategy Total		24,877,385	33,738,913	8.70%
Hedged Sector Funds
Coatue Offshore Fund, Ltd.	3/1/2012	15,607,371	16,565,709	4.28%	0.51%	N/A	Quarterly
Expo Health Sciences Fund, L.P.	8/1/2010	14,000,000	13,123,372	3.38%	2.73%	N/A	Quarterly
Longbow Partners, L.P.	5/1/2004	5,200,000	11,554,509	2.98%	15.50%	N/A	Quarterly
Seligman Tech Spectrum Fund, LLC	4/1/2009	4,610,345	6,931,154	1.79%	1.31%	N/A	Monthly
Tufton Oceanic Hedge Fund, Ltd.	11/1/2009	12,500,000	12,795,047	3.30%	0.97%	N/A	Monthly
Strategy Total		51,917,716	60,969,791	15.73%
Opportunistic Long/Short (Global) Funds
AKO Partners L.P.	10/1/2005	5,500,000	16,086,052	4.15%	1.68%	N/A	Quarterly
Amiya Global Emerging Opportunities Fund, Ltd.	1/1/2012	14,441,369	14,454,920	3.73%	1.05%	N/A	Quarterly
Artha Emerging Markets Fund, L.P.	4/1/2008	13,720,130	16,131,748	4.16%	2.87%	N/A	Quarterly
Egerton Capital Partners, L.P.	10/1/2009	5,000,000	6,319,318	1.63%	1.62%	N/A	Monthly
Henderson Asia Pacific Absolute Return Fund, Ltd.	10/1/2008	12,966,478	12,588,230	3.25%	3.73%	N/A	Monthly
Indus Asia Pacific Fund, L.P.	3/1/2004	11,000,000	16,560,259	4.27%	2.08%	N/A	Quarterly
Indus Japan Fund, L.P.	3/1/2004	3,000,000	6,513,907	1.68%	2.92%	N/A	Quarterly
Meditor European Hedge Fund (B) Limited	7/1/2009	17,000,000	17,499,665	4.51%	0.89%	N/A	Monthly
Rohatyn Group Global Opportunity Partners, L.P. (1)	4/1/2009	14,272	44,659	0.01%	0.13%	N/A	(2)
Strategy Total		82,642,249	106,198,758	27.39%
Opportunistic (U.S. Only) Funds
Addison Clark Fund, L.P.	4/1/2008	11,016,635	15,345,217	3.96%	2.43%	N/A	Quarterly
Brookside Cayman II, Ltd.	1/1/2012	13,786,396	14,739,516	3.80%	3.58%	N/A	Quarterly
Swiftcurrent Offshore, Ltd.	1/1/2012	15,783,480	17,308,402	4.46%	1.52%	N/A	Quarterly
Swiftcurrent Partners, L.P. (1)	10/1/2000	-	209,650	0.05%	0.03%	N/A	(2)
Valinor Capital Partners Offshore, Ltd.	1/1/2012	14,356,269	16,963,444	4.38%	1.19%	N/A	(7)
Valinor Capital Partners, L.P. (1)	7/1/2007	-	354,848	0.09%	0.05%	N/A	(2)
Strategy Total		54,942,780	64,921,077	16.74%
Total Investments in Portfolio Funds		$302,850,576	363,926,359	93.86%
Other Assets, less Liabilities			23,789,443	6.14%
Net Assets			$387,715,802	100.00%

The accompanying notes are an integral part of these consolidated financial statements.

3

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Consolidated Schedule of Investments (continued)

March 31, 2012

The investments in the Portfolio Funds shown above, representing 93.86% of Net Assets, have been fair valued in accordance with procedures established by the Board of Managers.

The Company's investments on March 31, 2012 are summarized below based on the investment strategy of each specific Portfolio Fund.

Investment Strategy	% Total Investments in Portfolio Funds
Event Driven/Relative Value Funds	26.96%
Hedged Long/Short Equity Funds	9.27%
Hedged Sector Funds	16.75%
Opportunistic Long/Short (Global) Funds	29.18%
Opportunistic (U.S. Only) Funds	17.84%
Total	100.00%

*	Non-income producing investments. The Company's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.
**	See definition in Note 3.
***	From most recent investment date.
****	Available frequency of redemptions after initial lock-up period.
N/A	Initial lock-up period has either expired prior to 3/31/2012, or the Portfolio Fund did not have an initial lock-up period. However, specific redemption restrictions may apply.

(1)	Portfolio Fund is held by Excelsior Multi-Strategy 1099 Blocker Fund, LLC, which is wholly owned by the Company.
(2)	All of the Company's remaining interest in the Portfolio Fund is held in side pocket accounts and is illiquid.
(3)	Approximately 67% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on 9/30/2012 and 33% has a lock-up period that expires on 3/31/2013.
(4)	The Portfolio Fund is liquidating its assets and is in the process of returning capital to its partners. Due to the liquidation, the Portfolio Fund has suspended redemption rights. The full liquidation is expected to take two years following the date of this report or longer.
(5)	The Portfolio Fund has limited redemption rights by segregating its less liquid assets from the main (liquid) portfolio and created a liquidating vehicle with the intention of liquidating those assets in a reasonable manner.
(6)	Approximately 16% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on 6/30/2012.
(7)	Approximately 32% of the fair value of the Company's interest in the Portfolio Fund has tri-annual liquidity and 68% has annual liquidity.

The accompanying notes are an integral part of these consolidated financial statements.

4

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Consolidated Statement of Operations

Year Ended March 31, 2012

INVESTMENT INCOME

Interest	$1,443

Total Investment Income	1,443

EXPENSES

Advisory fee	4,154,916
Bank note facility fee	586,062
Professional fees	519,200
Administration fees	361,057
Board of Managers' fees	200,000
Other expenses	138,820

Total Expenses	5,960,055

Net Investment Loss	(5,958,612)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS

Net realized gains from investments in Portfolio Funds	27,103,380
Deferred taxes on realized gains	(131,323)
Net realized gains, net of deferred taxes	26,972,057
Net change in accumulated unrealized appreciation on investments	(25,533,425)

Net realized and unrealized gains on investments	1,438,632

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,519,980)

The accompanying notes are an integral part of these consolidated financial statements.

5

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Consolidated Statement of Changes in Net Assets

	Year Ended March 31,
	2012	2011
OPERATIONS
Net investment loss	$(5,958,612)	$(6,344,186)
Net realized gain from investments in Portfolio Funds, net of deferred taxes	26,972,057	9,552,062
Net change in accumulated unrealized appreciation on investments	(25,533,425)	15,279,479

Increase (decrease) in net assets resulting from operations	(4,519,980)	18,487,355

CAPITAL TRANSACTIONS*

Members' subscriptions	27,765,803	86,637,970
Members' redemptions	(65,307,117)	(96,869,366)
Proceeds from units issued	-	-
Payments for units repurchased	(11,278,788)	-

Decrease in net assets resulting from capital transactions	(48,820,102)	(10,231,396)

Net increase (decrease) in net assets	(53,340,082)	8,255,959

NET ASSETS AT BEGINNING OF YEAR	441,055,884	432,799,925

NET ASSETS AT END OF YEAR	$387,715,802	$441,055,884

*In connection with the Company's conversion to a regulated investment company, the Company's Interests became represented by Units on January 1, 2012 (see Note 1 for additional information).

The accompanying notes are an integral part of these consolidated financial statements.

6

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Consolidated Statement of Cash Flows

Year Ended March 31, 2012

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in Net Assets resulting from operations	$(4,519,980)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net change in accumulated unrealized appreciation on investments	25,533,425
Net realized gain from Portfolio Fund redemptions, net of deferred taxes	(26,972,057)
Purchases of Portfolio Funds	(49,066,102)*
Proceeds from Portfolio Funds	83,197,461 *
Decrease in other assets	84,435
Increase (decrease) in operating liabilities:
Professional fees payable	204,487
Advisory fee payable	(161,818)
Administration fees payable	116,354
Other liabilities	(55,397)

Net Cash Provided by Operating Activities	28,360,808

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from members' subscriptions/sales of units	39,965,803
Payments for members' withdrawals/units repurchased	(80,985,180)

Net Cash Used in Financing Activities	(41,019,377)

Net decrease in cash and cash equivalents	(12,658,569)
Cash and cash equivalents at beginning of year	21,843,949

Cash and Cash Equivalents at End of Year	$9,185,380

*Includes sale of an investment in an onshore Portfolio Fund and purchase of an investment in the parallel offshore Portfolio Fund of $11,566,102 due to the Company's conversion to a regulated investment company (see Note 2d).

Supplementary Disclosure of Non-Cash Information
Transfer of investments in onshore Portfolio Funds to parallel offshore Portfolio Funds due to the Company's conversion to a regulated investment company (see Note 2d).	$102,714,900

The accompanying notes are an integral part of these consolidated financial statements.

7

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Consolidated Financial Highlights

The following represents per unit data and certain ratios to average net assets, total return, and other supplemental information for the periods indicated:

For the period from January 1, 2012 to March 31, 2012*
Per Unit Operating Performance
Beginning net asset value	$1,598.828
Net increase in net assets resulting from operations:
Net investment loss	(6.722)
Net realized and unrealized gain on investments	65.358
Net change in net assets resulting from operations	58.636
Ending net asset value	$1,657.464

	For the year ended:
	March 31, 2012 *		March 31, 2011	March 31, 2010		March 31, 2009	March 31, 2008 **
Net assets, end of period	$387,715,802		$441,055,884	$432,799,925		$343,863,804	$319,569,861

Ratio of net investment loss to average net assets (a) (b)	(1.45)%		(1.44)%	(1.11)%		(1.16)%	(1.18)%

Ratio of expenses before tax expense to average net assets (a) (b) (c)	1.42%		1.44%	1.12%		1.20%	1.24%

Ratio of expenses after tax expense to average net assets (a) (b)	1.45%		1.44%	1.12%		1.20%	1.24%

Portfolio turnover	34.60	% †	11.27%	23.33	% ††	24.20%	7.37%

Total return (d)	(0.68)%		4.15%	15.04%		(15.98)%	0.45%

*	The Company was reorganized into a regulated investment company for tax purposes during this period. Prior to January 1, 2012, the interests in the Company were not unitized.
**	The Company reorganized into a master-feeder structure during this period.
†	The ratio includes investments that were transferred from onshore Portfolio Funds to parallel offshore Portfolio Funds due to the Company's RIC conversion (see Note 2d) on January 1, 2012.
††	The ratio excludes amounts transferred to the Company pursuant to the acquisition of BACAP Alternative Multi- Strategy Fund, LLC.
(a)	Ratio does not reflect the Company's proportionate share of the net investment income (loss) and expenses, including incentive fees or allocations, of the Portfolio Funds. The Portfolio Funds' expense ratios, excluding incentive fees or allocations, range from 0.10% to 6.14% (unaudited). The Portfolio Funds' incentive fees or allocations can be up to 25% of profits earned (unaudited).
(b)	Average net assets are determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	The ratio is before current and deferred income tax provision or benefit related to the net investment income/loss and realized gain or loss from Excelsior Multi-Strategy 1099 Blocker Fund, LLC.
(d)	Total return assumes a purchase of a unit (or an interest) in the Company on the first day and the sale of a unit (or an interest) on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member's return may vary from these returns based on the timing of Member subscriptions and redemptions.

The accompanying notes are an integral part of these consolidated financial statements.

8

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements

March 31, 2012

1. Organization

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, formerly known as Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the “Company”), was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s investment objective is to seek capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of private investment funds (the “Portfolio Funds”) that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the investment objective of the Company will be achieved. The investment managers of the Portfolio Funds in which the Company invests generally conduct their investment programs through these Portfolio Funds. The Company invests in the Portfolio Funds as a limited partner or member along with other investors.

Prior to January 1, 2012, the Company was taxed as a partnership. Effective January 1, 2012, the Company is treated as an association taxable as a corporation and intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code, as amended, for tax purposes (the "RIC Conversion").

In connection with the Company's RIC Conversion, and in order to comply with certain requirements necessary to maintain RIC status, Excelsior Multi-Strategy 1099 Blocker Fund, LLC (the "Blocker Fund"), a Delaware limited liability company, was formed to hold certain investments in the Portfolio Funds. These financial statements are consolidated financial statements of the Company and the Blocker Fund.

Prior to the RIC Conversion, members in the Company ("Members") held limited liability company interests ("Interests") in the Company that were not unitized for financial reporting purposes. Upon the RIC Conversion, Interests became represented by units ("Units"), and each Member in the Company was issued Units with an aggregate net asset value ("NAV") equivalent to the NAV of the Interests previously held by such Member.

Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, formerly known as Excelsior Directional Hedge Fund of Funds (TI), LLC (the “TI Fund"), Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC (the “TI 2 Fund”), Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, formerly known as Excelsior Directional Hedge Fund of Funds (TE), LLC (the "TE Fund"), and Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC (the "TE 2 Fund"), each a Delaware limited liability company that is registered under the 1940 Act as a non-diversified, closed-end management investment company, (the “Feeder Funds”) pursue their investment objectives by investing substantially all of their assets in the Company. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objective by investing in the Company).

9

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

Prior to January 1, 2012, the TE Fund and the TE 2 Fund invested in the Company through Excelsior Directional Hedge Fund of Funds, Ltd. (the "Ltd Fund") and Excelsior Multi-Strategy Hedge Fund of Funds 2, Ltd. (the "Ltd 2 Fund"), respectively. As described below, the Ltd Fund and the Ltd 2 Fund ceased to hold limited liability company interests of the Company as of January 1, 2012 in connection with the RIC Conversion, and distributed such interests to the TE Fund and the TE 2 Fund, respectively, pro rata to their respective ownership of the Ltd Fund and the Ltd 2 Fund.

In connection with the RIC Conversion, the master/feeder structure was streamlined to remove the Ltd Fund and the Ltd 2 Fund (the “Offshore Funds”) from the structure, since the Company, upon the RIC Conversion, no longer passes through income that could have a detrimental impact to U.S. tax-exempt investors in the TE Fund and the TE 2 Fund. Effective January 1, 2012, the Offshore Funds compulsorily redeemed all investors in the Offshore Funds. The TE Fund and the TE 2 Fund each received an in-kind redemption of its pro rata portion of the interest in the Company held by the Offshore Funds and thus became direct investor in the Company.  The Boards of the Company and the Offshore Funds have approved the in-kind redemption.

Bank of America Capital Advisors LLC (the "Adviser") serves as the investment adviser of the Company. The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and a registered investment adviser. Bank of America is a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Company’s Board of Managers (the “Board”) has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Company as customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation. The Board has engaged the Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as Members. As of March 31, 2012, the TI Fund’s, TI 2 Fund’s, TE Fund’s, and TE 2 Fund’s ownership of the Company’s Net Assets was 56.81%, 1.70%, 39.30% and 2.19%, respectively.

10

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

The Company's Units are generally offered only to the Feeder Funds and subscriptions for Units may be accepted as of the first day of each month, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Units from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Company offer to repurchase Units from Members four times each year, effective as of the last day of each calendar quarter. Members can transfer or assign Units only under certain limited circumstances.

2. Significant Accounting Policies

These consolidated financial statements have been prepared on a consolidated basis in conformity with Generally Accepted Accounting Principles in the United States ("GAAP"). All inter-company accounts and transactions have been eliminated in consolidation. The following is a summary of the significant accounting policies followed by the Company in preparation of its consolidated financial statements.

a. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

b. Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS") (“ASU 2011-04”). ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of ASU 2011-04 is currently being assessed but is not expected to have a material impact on the Company’s financial statements.

11

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

c. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company’s administrator; costs of insurance; advisory fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Company’s transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board. Expenses, including incentive fees and allocations, of the Portfolio Funds are not broken out separately on the accompanying Statement of Operations, and are not included in the expense ratios shown in the accompanying Financial Highlights. The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the accompanying Statement of Operations.

d. Income Taxes and Distributions

Through December 31, 2011, the Company was taxed as a partnership. Accordingly, no provision for the payment of federal, state or local income taxes was recorded by the Company for the period April 1, 2011 through December 31, 2011. The Company had a tax year end of December 31, and for each such tax year, each Member was individually required to report on its own tax return its share of the Company’s taxable income or loss.

Effective January 1, 2012, the Company is treated as an association taxable as a corporation and intends to qualify as a RIC and to distribute substantially all of the Company's taxable earnings to its Members. Therefore, no provision for Federal income taxes on income other than that earned by the Blocker Fund is recorded in the Company's financial statements. Qualification as a RIC requires that the Company meet certain asset diversification, income distribution and nature of gross income requirements. The Company is subject to the risk that, due to the investment activities of the Portfolio Funds and other factors, it may not so qualify in some periods. Should the Company fail to qualify as a RIC, its taxable income would be subject to tax at established corporate rates.

The Blocker Fund does not intend to qualify as a RIC pursuant to Subchapter M of the Internal Revenue Code, but will be taxed as a corporation. As a corporation, the Blocker Fund will be obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. A fund taxed as a corporation may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Blocker Fund is currently using an estimated 2.5% rate for state and local tax.

12

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

Effective as of January 1, 2012, the Company also changed its tax year end from December 31 to October 31.

In connection with the RIC Conversion, the Company withdrew approximately $96.6 million from Portfolio Funds as of December 31, 2011 (which was then reinvested in the offshore versions of these Portfolio Funds less withdrawal holdbacks of approximately $0.9 million, which will be reinvested upon receipt), and the gain or loss on such withdrawals will be included in the tax return of the Company as a partnership for the year ended December 31, 2011. Additionally, the Company withdrew $18.6 million from a Portfolio Fund as of February 29, 2012 (which was then reinvested in the offshore version of the Portfolio Fund), and the gain or loss on such withdrawal will be included in the tax return of the Company as a RIC for the tax year ended October 31, 2012. The RIC Conversion also involved, for tax purposes, the contribution of the assets and liabilities held by the Company as a partnership to the Company as a corporation. The RIC Conversion constituted a tax-free reorganization of the Company, in connection with which the Company made a "deemed sale" election to recognize as gain for the year ended December 31, 2011, for tax purposes, the excess of market value over tax cost of the assets so contributed to the extent of the ownership of the Company by Members which are corporations for tax purposes. As a result, corporate Members in the Company will be required to recognize their share of the gain deemed transferred to the Company as a corporation.

On January 1, 2012, investments in Portfolio Funds with an aggregate value of $16,627,116 and an estimated tax cost of $19,183,204 were transferred from the Company to the Blocker Fund in exchange for interests in the Blocker Fund. Subsequently, an additional investment with an aggregate value of $418,885 and an estimated tax cost of $517,150 was transferred from the Company to the Blocker Fund. The Blocker Fund retained the tax cost of the investments so transferred. The excess of tax cost over the fair value of the securities transferred represented a deferred tax asset for which an offsetting valuation allowance was recorded. The Company's basis in the Blocker Fund was limited to the value of the investments transferred. The Blocker Fund is wholly owned by the Company and had no assets, liabilities, or operations prior to January 1, 2012.

The Blocker Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains/(losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred income tax asset will not be realized. From time to time, as new information becomes available, the Blocker Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

13

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

The Blocker Fund may rely, to some extent, on information provided by the Portfolio Funds, which may not necessarily be timely, to estimate taxable income allocable to the Blocker Fund, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Blocker Fund will modify its estimates or assumptions regarding its tax benefit/(liability), and such modifications could be material.

The Company will make distributions of net investment income and capital gains, if any, at least annually, on a calendar year basis. Distributions to Members are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Company. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. There were no distributions paid to investors during the period from April 1, 2011 through March 31, 2012.

Cost Basis

The cost of Portfolio Funds that are partnerships for federal income tax purposes is adjusted for items of taxable income allocated to the Company from such Portfolio Funds. The allocated taxable income is reported to the Company by each such Portfolio Fund on Schedule K-1, generally as of December 31. As a result, the aggregate cost of Portfolio Funds as of March 31, as well as the tax composition of net assets for federal income tax purposes, has been estimated by the Adviser using information from the Portfolio Funds and/or other information. The actual tax cost of investments and composition of net assets for federal income tax purposes may be different. The Company's required distributions and tax liability for the tax year including the period January 1, 2012 through March 31, 2012 will be determined by the net investment income or loss and net realized gain or loss for the entire initial tax year ending October 31, 2012.

At March 31, 2012, gross unrealized appreciation and depreciation of investments in the Portfolio Funds by the Company based on cost for federal income tax purposes was as follows:

14

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

	Attributable to investments held directly by the Company	Attributable to investments held directly by the Blocker Fund
Cost of Investments in Portfolio Funds	$326,859,934	$18,633,737

Gross Unrealized Appreciation	24,291,145	869,932
Gross Unrealized Depreciation	(3,669,453)	(3,058,936)
Net Unrealized Appreciation	$20,621,692	$(2,189,004)

The Company's cost of investment in the Blocker Fund for federal income tax purposes at March 31, 2012 was $17,046,002.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions. As of March 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary loss	$(23,220)
Undistributed long-term capital gains	-
Tax accumulated earnings	(23,220)
Accumulated capital and other losses - Unrealized appreciation	18,432,688
Total accumulated earnings	$18,409,468

Components of the Company's deferred tax assets and liabilities as of March 31, 2012 are as follows:

Blocker Fund

Deferred Tax Assets:
Excess of tax cost of investments over value at March 31, 2012	$766,151
Valuation allowance	(933,865)
Realized loss from Portfolio Funds	28,264
Current year net operating loss	8,127
Total net deferred tax asset/(liability)	$(131,323)

There were no deferred tax assets or liabilities of the Company other than those from the Blocker Fund.

15

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

As part of the process of preparing its consolidated financial statements, the Blocker Fund is required to account for its estimate of income taxes for Federal and State purposes through the establishment of a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carry forwards. Deferred tax assets and liabilities are measured using the effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Blocker Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. The determination of whether a valuation allowance is required is based on the evaluation criterion provided by ASC 740, Income Taxes (‘‘ASC 740’’) that it is more likely than not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Blocker Fund’s valuation allowance: the difference between the fair value and tax cost of specific assets and liabilities, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carry forward periods and the associated risk that operating and capital loss carry forwards may expire unused.

Unexpected significant decreases in cash distributions from the Blocker Fund’s investments or significant changes in the fair value of their investments may change the Blocker Fund's assessment regarding the recoverability of deferred tax assets and may result in an adjustment to the valuation allowance. If a valuation allowance is adjusted to create a deferred tax asset in the future, it could have a material impact on the Blocker Fund's NAV and results of operations in the period in which it is recorded. In addition, the timing of realization of gains and losses by the Portfolio Funds could have a positive or adverse impact on the Blocker Fund's income tax provision, and such impact could be material. The Blocker Fund’s policy is to estimate deferred realized income for the current period based on operating expenses incurred directly and indirectly by the Blocker Fund, and to approximate the capital gains or losses attributable to known Portfolio Fund realizations made during the fiscal period that have not yet been recognized for tax purposes. For the period ending March 31, 2012, net capital gains attributable to such realizations amounted to $524,017. As of March 31, 2012, these capital gains have not yet been reflected in the tax basis of either the Blocker Fund or the Company.

Total income tax expense/(benefit) differs from the amount computed by applying the federal statutory rate of 35% to net investment income (loss) and realized and unrealized gains (losses) on investments before taxes for the period ended March 31, 2012 as follows:

Blocker Fund
Components of Income Tax Expense
Computed "expected" federal income tax	$127,974
State income tax, net of federal tax expense	3,349
Total income tax expense	$131,323

At March 31, 2012, the Blocker Fund did not have a foreign tax credit or a net operating loss carryforward for federal income tax purposes. For corporations, capital losses can only be used to offset capital gains and cannot be used to offset ordinary income. Foreign tax credits may be carried forward indefinitely.

16

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Company is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management of the Company is required to analyze tax positions expected to be taken in the Company's tax returns, as defined by statutes of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2012, the Company did not have a liability for any federal income or excise taxes owed with respect to tax years ending on or before December 31, 2011. The Company has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits attributable to these periods will significantly change in the next twelve months. Each of the Company’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The Blocker Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of March 31, 2012, the Blocker Fund does not have any interest or penalties associated with the underpayment of any income taxes. The Blocker Fund has reviewed all major jurisdictions and concluded that there is no impact on the Blocker Fund's net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions expected to be taken on its tax returns.

e. Security Transactions

Purchases of investments in the Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund. Sales are recorded as of the last day of legal ownership or participation in a Portfolio Fund. Distributions received from the Portfolio Funds that are partnerships for tax purposes, whether in the form of cash or securities, are applied first as a reduction of the investment’s cost, and any excess is treated as realized gain from investments in the Portfolio Funds. Realized gains or losses on investments in the Portfolio Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

17

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

f. Other

Prior to January 1, 2012, net investment income or loss and net realized and unrealized gain or loss from the Company's Portfolio Funds for each fiscal period was allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Company’s Limited Liability Company Agreement (the “LLC Agreement”).

Cash and cash equivalents consist of amounts maintained in a Bank of New York Mellon account.

The Company issues Units at their offering price, which is equal to the NAV per Unit. The NAV of the Company will be computed as of the close of business on the last day of each month. The Company's NAV is the value of the Company's assets less its liabilities, and its NAV per Unit equals that NAV divided by the number of the issued and outstanding Units.

3. Portfolio Valuation

The NAV of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the LLC Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

The investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the NAV of the Company's investments in the Portfolio Funds as determined by each Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Adviser pursuant to the valuation procedures. Generally, the NAVs of investments in the Portfolio Funds are determined whereby the Company records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the Company’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period. As of March 31, 2012, a majority of the investments in the Portfolio Funds were fair valued using the NAV of the Portfolio Fund. The amount of investments that were not fair valued using the NAV of the Portfolio Fund as of March 31, 2012 was immaterial with respect to the overall value of the Company.

18

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

The Portfolio Funds generally record their investments at fair value in accordance with GAAP or IFRS. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces. Because of the inherent uncertainty of valuation of the investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions on liquidity than the main portfolio of the Portfolio Fund. If the Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances where such a Portfolio Fund closes its operations, the Company may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of March 31, 2012, the Company’s investments in side pockets and Portfolio Funds in liquidation represented 4.22% of the Company’s Net Assets. Restrictions applicable to individual Portfolio Funds are described in detail on the Company’s Schedule of Investments. Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital.

The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The preparation of the Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Schedule of Investments and accompanying notes. Management believes that the estimates utilized in preparing the Company’s Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates. The Company complies with the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated NAV in accordance with the specialized accounting guidance for investment companies. Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

19

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

Investments may be classified as Level 2 when market information (observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. The Portfolio Fund investments that have observable market inputs (published NAVs) and that the Company has the ability to redeem within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

The Company’s investments in the Portfolio Funds that have unobservable inputs and/or from which the Company does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Adviser uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate or adjust the fair value of such Level 3 instruments.

The Company recognizes transfers into and out of the Levels indicated above at the beginning of the reporting period. All transfers into Level 2 and out of Level 3 can be found in the Level 2 and Level 3 roll-forward tables. There were no transfers between Level 1 and Level 2 for the year ended March 31, 2012.

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at March 31, 2012:

	Level 1	Level 2	Level 3	Total
Event Driven/Relative Value Funds	$-	$50,318,613	$47,779,207	$98,097,820
Hedged Long/Short Equity Funds	-	33,385,028	353,885	33,738,913
Hedged Sector Funds	-	60,969,791	-	60,969,791
Opportunistic Long/Short (Global) Funds	-	106,154,099	44,659	106,198,758
Opportunistic (U.S. Only) Funds	-	47,393,135	17,527,942	64,921,077

Total	$-	$298,220,666	$65,705,693	$363,926,359

20

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

The level classifications in the table above are not indicative of the risk associated with the investment in each Portfolio Fund.

The following table includes a roll-forward of the amounts for year ended March 31, 2012, for the investments classified within Level 2. The classification of an investment within Level 2 is based on the significance of the observable inputs to the overall fair value measurement.

	Balance as of 3/31/2011	Transfers into Level 2*	Net realized gain (loss) from Portfolio Fund redemptions	Net change in accumulated unrealized appreciation on investments	Purchases**	Sales**	Balance as of 3/31/2012
Event Driven/ Relative Value Funds	$53,121,322	$15,499,215	$3,405,835	$(162,879)	$23,075,753	$(44,620,633)	$50,318,613
Hedged Long/ Short Equity Funds	49,589,741	-	4,771,917	(3,594,193)	-	(17,382,437)	33,385,028
Hedged Sector Funds	53,528,951	15,430,787	14,607,371	(14,597,318)	18,607,371	(26,607,371)	60,969,791
Opportunistic Long/ Short (Global) Funds	109,114,779	-	1,441,369	(402,049)	14,441,369	(18,441,369)	106,154,099
Opportunistic (U.S. Only) Funds	34,833,072	15,900,358	(1,572,812)	1,138,637	29,569,876	(32,475,996)	47,393,135

Total	$300,187,865	$46,830,360	$22,653,680	$(17,617,802)	$85,694,369	$(139,527,806)	$298,220,666

*Transfers represent investments in the Portfolio Funds that were previously categorized as Level 3 investments for the fiscal year ended March 31, 2012. Reclassification is being made as of April 1, 2011 due to the expiration of the lock-up provisions associated with these investments and the Company's ability to redeem from these Portfolio Funds within three months of the balance sheet date.

**Purchases and sales include purchases and sales of the Portfolio Funds' investments made in connection with the Company's RIC Conversion, as described in Note 2d.

The following table includes a roll-forward of the amounts for the year ended March 31, 2012 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

21

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

	Balance as of 3/31/2011	Transfers out of Level 3*	Net realized gain (loss) from Portfolio Fund Redemptions	Net change in accumulated unrealized appreciation on investments	Purchases**	Sales**	Balance as of 3/31/2012
Event Driven/ Relative Value Funds	$64,216,193	$(15,499,215)	$(2,781,637)	$1,873,611	$36,049,429	$(36,079,174)	$47,779,207
Hedged Long/ Short Equity Funds	359,287	-	-	(5,402)	-	-	353,885
Hedged Sector Funds	15,430,787	(15,430,787)	(2,996)	-	-	2,996	-
Opportunistic Long/ Short (Global) Funds	110,289	-	-	(4,022)	-	(61,608)	44,659
Opportunistic (U.S. Only) Funds	52,401,842	(15,900,358)	7,234,333	(9,779,811)	14,356,269	(30,784,333)	17,527,942

Total	$132,518,398	$(46,830,360)	$4,449,700	$(7,915,624)	$50,405,698	$(66,922,119)	$65,705,693

*Transfers represent investments in the Portfolio Funds that have been reclassified as Level 2 investments for the fiscal year ended March 31, 2012. Reclassification is being made as of April 1, 2011 due to the expiration of the lock-up provisions associated with these investments and the Company's ability to redeem from these Portfolio Funds within three months of the balance sheet date.

**Purchases and sales include purchases and sales of the Portfolio Funds' investments made in connection with the Company's RIC Conversion, as described in Note 2d.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations. The net change in accumulated unrealized appreciation for the year ended March 31, 2012, for Level 3 investments held by the Company as of March 31, 2012, was a decrease of $9,774,990, as shown in the table below:

Net Change in Accumulated Unrealized Appreciation
Event Driven/Relative Value Funds	$(353,868)
Hedged Long/Short Equity Funds	(5,402)
Opportunistic Long/Short (Global) Funds	(4,022)
Opportunistic (U.S. Only) Funds	(9,411,698)
Total	$(9,774,990)

The Company uses authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the NAV per share for the investment. In using NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Company is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments.  A listing of the investments held by the Company and their attributes as of March 31, 2012, that may qualify for these valuations are shown in the table below.

22

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

Investment Class	Fair Value	Redemption frequency	Notice Period	Redemption Restrictions and Terms

Event Driven/Relative Value Funds (a)	$98,097,820	Quarterly - Annually	45 - 90 Days	0-2 years

Hedged Long/Short Equity Funds (b)	33,738,913	Quarterly	30 - 60 Days	none

Hedged Sector Funds (c)	60,969,791	Monthly - Quarterly	30 - 90 Days	none

Opportunistic Long/Short (Global) Funds (d)	106,198,758	Monthly - Quarterly	30 - 90 Days	none

Opportunistic (U.S. Only) Funds (e)	64,921,077	Quarterly - Tri-annually	45 - 90 Days	0-3 years

The information summarized in the preceding table represents the general terms of the specified asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most of the Portfolio Funds have the flexibility, as provided for in the constituent documents, to modify and waive such terms. Additional details on the terms and restrictions for each Portfolio Fund are included on the Schedule of Investments included with this report.

The Company’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds would generally be NAV as provided by the Portfolio Fund or its administrator. For each of the classes below, the fair value of the Portfolio Funds has been estimated using NAV of the Portfolio Funds.

a)	Event Driven/Relative Value Funds This class includes the Portfolio Funds that invest using two primary styles: Event-Driven and Relative Value. Event-Driven strategies typically include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

23

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

b)	Hedged Long/Short Equity Funds This class includes the Portfolio Funds that invest primarily in common stocks (short, long and balanced). Management of each Portfolio Fund has the ability to shift investments from value to growth strategies, from small to large capitalization stocks, and from a net long to a net short position. The Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, short sales, fixed income securities, currencies, futures, forward contracts, swaps, other derivatives and other financial instruments and commodities within the scope of each respective operating agreement.

c)	Hedged Sector Funds This class includes the Portfolio Funds that invest primarily in publicly-traded securities issued by companies in specified industry sectors such as technology, healthcare, utility, energy, shipping or transportation. The Portfolio Funds’ holdings may include long and short positions in common and preferred equity.

d)	Opportunistic (Global) Funds This class includes the Portfolio Funds that invest in all global markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this class may include global long/ short equity funds, global macro funds, and commodity pools.

e)	Opportunistic (U.S.) Only Funds This class includes the Portfolio Funds that invest in domestic markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this class may include global long/short equity funds, global macro funds, and commodity pools.

As of March 31, 2012, the Company had investments in 43 Portfolio Funds. The Company, as an investor in these Portfolio Funds, pays management fees of up to 2.00% (per annum) of the net asset value of its ownership interest in the Portfolio Funds, as well as incentive fees or allocations of up to 20.00% of net profits earned that are allocable to the Company's ownership interest in such Portfolio Funds. The Company also generally bears a pro rata share of the other expenses of each Portfolio Fund in which it invests. Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2012, ranged from approximately 0.10% to 7.09% of the Company's average invested capital in the Portfolio Funds. Incentive fees or allocations for the same fiscal year ranged from approximately 0.00% to 3.36% of the Company's average invested capital in the Portfolio Funds. These ratios may vary over time depending on the allocation of the Company's assets among the Portfolio Funds and the actual expenses and investment performance of the Portfolio Funds. Although the foregoing ranges of Portfolio Fund expenses are based on audited financial data received from the Portfolio Funds, the ranges were not audited by the Company's independent registered public accounting firm.

24

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

Aggregate purchases and proceeds of interests in the Portfolio Funds for the year ended March 31, 2012 were $136,100,067 and $206,449,925, respectively. There were no unfunded commitments outstanding to the Portfolio Funds at March 31, 2012.

4. Advisory Fee

The Adviser provides investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Adviser a quarterly advisory fee in arrears at an annual rate of 1.0% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. Each of the Feeder Funds pays the Adviser a quarterly management fee at an annual rate of 0.5% based on the Feeder Fund’s net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.

For the year ended March 31, 2012, the Company incurred advisory fees totaling $4,154,916, of which $962,198 was payable as of March 31, 2012.

5. Related Party Transactions and Other

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

The Board is made up of five Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Company (the “Disinterested Managers”). The Disinterested Managers receive an annual retainer of $40,000 for their services to both the Company and the Feeder Funds. The retainer is paid by the Company and allocated pro-rata to the Feeder Funds. All Disinterested Managers may be reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers. The Company incurred $200,000 of Board-related fees for the year ended March 31, 2012, $50,000 of which was payable as of March 31, 2012.

The Company has retained J. D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company. The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation.

25

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

BNY Mellon Investment Servicing Trust Company (formerly, PFPC Trust Company) serves as custodian of the Company’s assets and provides custodial services to the Company.

6. Net Assets

Unit transactions for the period January 1, 2012 through March 31, 2012 were as follows:

Units outstanding at beginning of year	-
Units issued upon RIC Conversion	240,725.925
Units issued	-
Units repurchased	(6,804.845)
Units outstanding at end of year	233,921.080

7. Bank Note - Line of Credit Facility

On July 23, 2010, the Company entered into a revolving loan credit facility with an unaffiliated financial institution for a line of credit at any one time of up to $70,000,000. Effective September 30, 2011, at the Company's request, the line of credit was reduced to $35,000,000. The line of credit is secured by the Company's cash and investment securities. Interest on any outstanding loans accrues at a rate per annum equal to LIBOR plus 2.20% and the Company is required to pay a facility fee at a rate of 1.10% per annum on the unused portion of the line of credit. For the year ended March 31, 2012, the Company incurred approximately $586,062 in facility fees related to the credit facility. As of March 31, 2012, the Company did not have any revolving loans outstanding under the facility.

8. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts, and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Portfolio Funds is generally limited to the net asset value of its interest in each Portfolio Fund.

26

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

Because the Company is a closed-end investment company, Units are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Units at the NAV per Unit, Units are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Units by the Company, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Units. Because the Company’s investments in Portfolio Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Members whose Units are accepted for repurchase also bear the risk that the Company's NAV per Unit may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Units are valued for the purpose of repurchase.

As described in the footnotes of the Company’s Schedule of Investments and in Note 3, some Portfolio Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Company. Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Portfolio Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Company’s control, such as a general market disruption or an operational issue affecting the Company or third parties, including the Portfolio Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company's capital invested in the Portfolio Funds can be withdrawn on a limited basis. As a result, the Company may not be able to liquidate quickly some of its investments in the Portfolio Funds in order to meet liquidity requirements.

There are a number of other risks to the Company. Three principal types of risk that can adversely affect the Company’s investment approach are market risk, strategy risk, and manager risk. The Company also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Company and potentially for each Portfolio Fund.

9. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications, and has indemnified the Company's Board of Managers, the Adviser, and others. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from any such claim is considered remote.

10. Subsequent Events

The Company has evaluated all subsequent events through the date on which these financial statements were issued and, except as noted below, has determined that no additional disclosures are required.

27

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2012

On March 30, 2012, the Company announced a tender offer to purchase up to $40,350,000 of outstanding Units from Members at NAV. The NAV of the Units will be calculated for this purpose on June 30, 2012. The tender offer expired on April 26, 2012.

Prior to April 1, 2012, the Company received and accepted Members' subscriptions for Units of $12,200,000 which became effective as of April 1, 2012 and are reflected on the Statement of Assets and Liabilities as Member subscriptions for units received in advance.

Prior to March 31, 2012, the Company made an initial investment in Moore Macro Managers Fund, Ltd. and an additional investment in FCOI II Holdings, L.P. of $15,000,000 and $680,935, respectively. These investments became effective as of April 1, 2012 and are shown on the Statement of Assets and Liabilities as Purchase of investments in Portfolio Funds made in advance.

On May 4, 2012, the Company paid $11,278,787 for 6,804.845 Units repurchased from Members on March 31, 2012.

28

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Company Management (Unaudited)

March 31, 2012

Information pertaining to the Board and officers of the Company is set forth below:

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Manager

Disinterested Managers

Alan Brott c/o Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1942)	Manager	Term Indefinite; Length- since August 2009	Consultant (since 10/91); Associate Professor, Columbia University Graduate School of Business (since 2000); Former Partner of Ernst & Young. Mr. Brott serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC. He is also a director of Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC and Grosvenor Registered Multi-Strategy Fund (TE), LLC, and a director of Stone Harbor Investment Funds (3 funds) and Emerging Markets Income Fund.	8

John C. Hover II c/o Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1943)	Manager	Term Indefinite; Length- since August 2009	Former Executive Vice President of U.S. Trust Company (retired since 2000). Mr. Hover serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, and Excelsior Venture Partners III, LLC, and a director of Tweedy, Browne Fund, Inc.	9

Victor F. Imbimbo, Jr. c/o Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1952)	Manager	Term Indefinite; Length- since October 2000	President and CEO of Caring Today, LLC, the publisher of Caring Today Magazine, the leading information resource within the family caregivers market; Former Executive Vice President of TBWA\New York and Former President for North America with TBWA/WorldHealth, a division of TBWA Worldwide, where he directed consumer marketing program development for healthcare companies primarily within the pharmaceutical industry. Mr. Imbimbo serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, and Excelsior Venture Partners III, LLC, and a director of Vertical Branding, Inc.	9

29

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Company Management (Unaudited) continued

March 31, 2012

Stephen V. Murphy c/o Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1945)	Manager	Term Indefinite; Length- since October 2000	President of S.V. Murphy & Co, Inc., an investment banking firm. Mr. Murphy serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC and Excelsior Venture Partners III, LLC, and a director of The First of Long Island Corporation, The First National Bank of Long Island and former director of Bowne & Co., Inc. (1/06 to 11/10).	9

Thomas G. Yellin c/o Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1954)	Manager	Term Indefinite; Length- since August 2009	President of The Documentary Group (since 6/06); Former President of PJ Productions (from 8/02 to 6/06); Former Executive Producer of ABC News (from 8/89 to 12/02). Mr. Yellin serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC and Excelsior Private Markets Fund II (TE), LLC. He is also a director of Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC and Grosvenor Registered Multi-Strategy Fund (TE), LLC.	8

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Manager

Officers who are not Managers

Spencer Boggess One Bryant Park New York, NY 10036 (Born 1967)	Chief Executive Officer	Term Indefinite; Length - since March 2006	Managing Director, GWIM Alternative Investments Group, Bank of America (7/07 to present); President and Chief Executive Officer of Bank of America Capital Advisors LLC (4/10 to present); President and Chief Executive Officer of U.S. Trust Hedge Fund Management, Inc.; Portfolio Manager of the Company (7/03 to present).	N/A

Steven L. Suss 225 High Ridge Road Stamford, CT 06905 (Born 1960)	Chief Financial Officer and Treasurer	Term Indefinite; Length - since April 2007	Managing Director, GWIM Alternative Investments Group, Bank of America (7/07 to present); Senior Vice President of Bank of America Capital Advisors LLC (7/07 to present); Director, Chief Financial Officer and Treasurer (10/07 to 3/10) and Senior Vice President (6/07 to 3/10) of U.S. Trust Hedge Fund Management, Inc.; Director (4/07 to 5/08), Senior Vice President (7/07 to 5/08), and President (4/07 to 6/07) of UST Advisers, Inc.; Senior Vice President of U.S. Trust’s Alternative Investment Division (4/07 to 6/07); Chief Financial Officer and Chief Compliance Officer, Heirloom Capital Management, L.P. (5/02 to 9/06).	N/A

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Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Company Management (Unaudited) continued

March 31, 2012

Mohan Badgujar One Bryant Park New York, NY 10036 (Born 1958)	Chief Operating Officer	Term Indefinite; Length - since March 2006	Director, GWIM Alternative Investments Group, Bank of America (7/07 to present); Senior Vice President of Bank of America Capital Advisors LLC (04/10 to present);Vice President of U.S. Trust Hedge Fund Management, Inc. (10/05 to 03/10); Managing Partner of Blue Hill Capital Partners LLC (10/03 to 10/05) (registered investment adviser).	N/A

Marina Belaya 114 W. 47th Street New York, NY 10036 (Born 1967)	Secretary	Term Indefinite; Length - since April 2007	Assistant General Counsel, Bank of America (7/07 to present); Vice President and Senior Attorney of U.S. Trust (2/06 to 6/07); Vice President, Corporate Counsel, Prudential Financial (4/05 to 01/06); Associate, Schulte Roth & Zabel LLP (09/02 to 03/05).	N/A

Fred Wofford 100 Federal Street Boston, MA 02110 (Born 1955)	Chief Compliance Officer	Term Indefinite; Length - since April 2011	Compliance Risk Executive, GWIM Alternative Investments, Bank of America (6/08 to present); Compliance Risk Executive, Columbia Management Advisors and the Columbia Funds, Bank of America (6/05 to 6/08); Head of Operations, Liberty Asset Management, Inc. (now, Banc of America Investment Advisors, Inc.) and the Liberty All-Star Funds, Bank of America/Fleet (3/03 to 5/05).	N/A

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ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2012, there were no amendments to a provision of the code of ethics that relates to any element of code of ethics definition, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Managers of the Registrant has determined that Stephen V. Murphy, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Murphy as the Audit Committee's financial expert. Mr. Murphy is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940 (the "1940 Act") for the period from July 1, 2010 (commencement of operations) to March 31, 2011 and for the fiscal year ended March 31, 2012 were $35,000 and $42,290, respectively.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant for the period from July 1, 2010 (commencement of operations) to March 31, 2011 or for the fiscal year ended March 31, 2012.

(c) Tax Fees

The fees billed to the Registrant by the principal accountant for the audit of the Registrant's annual financial statements for tax compliance, tax advice or tax planning services relating to the preparation of the Registrant’s tax returns for the period from July 1, 2010 (commencement of operations) to March 31, 2011 and for the fiscal year ended March 31, 2012 were $8,125 and $6,500, respectively.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the period from July 1, 2010 (commencement of operations) to March 31, 2011 or during the fiscal year ended March 31, 2012.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2012 were $6,500 and $0, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the period from July 1, 2010 (commencement of operations) to March 31, 2011 were $8,125 and $35,441, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Substantially all of the assets of the Registrant are invested in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC (the “Master Fund”). The portfolio management team of the Master Fund is described below.

(a) (1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members - As of the date of the filing.

Mr. Spencer N. Boggess is the portfolio manager (the "Portfolio Manager") primarily responsible for the day-to-day management of the registrant's portfolio, subject to such policies as may be adopted by the Board of Managers.

Mr. Boggess joined Bank of America Corporation as part of the acquisition of U.S. Trust and is a managing director. Since July 2003, Mr. Boggess has served as the portfolio manager of the Registrant and Chief Executive Officer of U.S. Trust Hedge Fund Management, Inc. (the “Adviser"). From 2000 to 2003, Mr. Boggess served as Co-Director of Research at CTC where he shared responsibility for sourcing, due diligence, portfolio construction and monitoring hedge fund managers for inclusion in the Registrant and for CTC advisory clients. Mr. Boggess is also the Chairman of the Education Committee of the Greenwich Roundtable, a non-profit organization focused on education for investors in hedge funds and private equity. From 1996 to 2000, Mr. Boggess was both Principal and the senior hedge fund research professional at Winston Partners, a McLean, VA based alternative investment management firm with three multi-manager hedge fund of funds products.

(a) (2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of March 31, 2012:

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
0	N/A	13	$1,022,032,016	0	N/A
Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
0	N/A	0	$0	0	N/A

Potential Material Conflicts of Interest

Real, potential or apparent conflicts of interest may arise should Mr. Boggess have day-to-day portfolio management responsibilities with respect to more than one fund. Mr. Boggess may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Adviser may vary among these accounts and Mr. Boggess may personally invest in these accounts. These factors could create conflicts of interest because Mr. Boggess may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if Mr. Boggess identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, Mr. Boggess may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by Mr. Boggess are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

(a) (3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of March 31, 2012:

Mr. Boggess' compensation consists of a combination of a fixed salary and a discretionary bonus. The discretionary bonus is not tied directly to the performance of, or value of assets, of the Registrant or any other fund managed by the Adviser. The amount of salary and bonus paid to Mr. Boggess is based on a variety of factors, including, without limitation, the financial performance of the Adviser, execution of managerial responsibilities, client interactions, support and general teamwork.

Ownership of Fund Securities

As of March 31, 2012, Mr. Boggess does not directly own any Interests in the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics (See Exhibit 1)

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

By (Signature and Title): /s/ Spencer N. Boggess

    Spencer N. Boggess, Principal Executive Officer

Date: June 11, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC

By (Signature and Title): /s/ Steven L. Suss

    Steven L. Suss, Principal Financial Officer

Date: June 11, 2012